UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22900

Blackstone Real Estate Income Fund

Exact Name of Registrant as Specified in Charter

345 Park Avenue

42nd Floor

New York, NY 10154

Address of Principal Executive Offices

Registrant’s telephone number, including area code: (212) 583-5000

Leon Volchyok

c/o Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

42nd Floor

New York, NY 10154

Name and Address of Agent for Service

With a Copy to:

Sarah E. Cogan, Esq.

Rajib Chanda, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Real Estate Income Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Value
Blackstone Real Estate Income Master Fund (“Master Fund”) — 103.1% (COST $609,511,157)	$615,118,786

Other Assets, less Liabilities— (3.1)%	(18,329,247)

Total Net Assets — 100.0%	$596,789,539

See Notes to Schedule of Investments.

Blackstone Real Estate Income Fund

Notes to Schedule of Investments

September 30, 2017 (Unaudited)

1. Organization

Blackstone Real Estate Income Fund (the “Feeder Fund I”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a continuously offered non-diversified, closed-end management investment company. The Feeder Fund I commenced investment operations on April 1, 2014. The Feeder Fund I’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments. The Feeder Fund I pursues its investment objective by investing substantially all of its assets in Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the 1940 Act as a closed-end management investment company with the same investment objective and substantially the same investment policies as the Feeder Fund I. The Master Fund consolidates a wholly-owned subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd. (the “Subsidiary” and together with the Master Fund, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Fund I is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and Feeder Fund I supervises the conduct of the Consolidated Master Fund’s and Feeder Fund I’s affairs and, pursuant to their investment management agreements, has engaged the Investment Manager to manage the Consolidated Master Fund’s and Feeder Fund I’s day-to-day investment activities and operations.

The Consolidated Master Fund’s Schedule of Investments, which is attached hereto, is an integral part of this Schedule of Investments and should be read in conjunction with Feeder Fund I’s Schedule of Investments. At September 30, 2017, the Feeder Fund I held a 66% ownership interest in the Master Fund.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Feeder Fund I is an investment company in accordance with Accounting Standards Codifications 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The Feeder Fund I’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The preparation of the Schedule of Investments in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the Schedule of Investments and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Schedule of Investments is reasonable and prudent; however, actual results may differ from these estimates.

3. Investment in Master Fund

The Feeder Fund I’s investment in the Consolidated Master Fund is recorded at fair value and is based upon the Feeder Fund I’s percentage ownership of the net assets of the Consolidated Master Fund. The performance of the Feeder Fund I is directly affected by the performance of the Consolidated Master Fund. See Note 3 to the Consolidated Master Fund’s Schedule of Investments for the determination of fair value of the Consolidated Master Fund’s investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
LONG-TERM INVESTMENTS — 115.1%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 93.8%
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a),(b)	$9,264,000	$10,326,340
American Homes 4 Rent, Series 2014-SFR3, Class E, 6.42%, 12/17/36 (a)	7,902,000	8,875,626
American Homes 4 Rent, Series 2015-SFR1, Class E, 5.64%, 04/17/52 (a),(b)	6,537,000	7,075,822
American Homes 4 Rent, Series 2015-SFR2, Class E, 6.07%, 10/17/45 (a),(c)	4,857,000	5,421,477
BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class E, 1 mo. USD LIBOR + 4.00%, 5.23%, 01/15/28 (a),(d)	1,814,000	1,819,418
Banc of America Merrill Lynch, Series 2015-ASHF, Class F, 1 mo. USD LIBOR + 5.00%, 6.23%, 01/15/28 (a),(b),(d)	8,915,000	8,935,675
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class F, 5.62%, 10/10/45 (a),(d)	908,904	917,820
Barclays Commercial Mortgage, Series 2015-RRI, Class E, 1 mo. USD LIBOR + 4.10%, 5.33%, 05/15/32 (a),(b),(d)	26,904,000	26,974,236
BBCMS Trust, Series 2015-RRI, Class F, 1 mo. USD LIBOR + 4.95%, 6.18%, 05/15/32 (a),(b),(c),(d)	23,034,000	23,147,334
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class B, 5.66%, 10/12/41 (a),(c),(d)	3,097,194	2,915,063
BHMS Mortgage Trust,
Series 2014-ATLS, Class DFL, 1 mo. USD LIBOR + 3.00%, 4.23%, 07/05/33 (a),(c),(d)	2,366,000	2,376,762
Series 2014-ATLS, Class EFL, 1 mo. USD LIBOR + 4.00%, 5.23%, 07/05/33 (a),(b),(d)	10,000,000	9,990,405
BHMS Mortgage Trust, Series 2014-ATLS, Class EFX, 6.25%, 07/05/33 (a),(d)	3,765,000	3,818,393
CD Commercial Mortgage Trust, Series 2016-CD2, Class D, 2.92%, 11/10/49 (c),(d)	3,614,000	2,837,642
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class D, 4.44%, 12/10/54 (a),(c)	1,260,000	1,032,615
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class D, 3.00%, 06/15/50 (a)	2,253,000	1,638,008
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class D, 5.04%, 09/10/45 (a),(d)	1,710,000	1,543,434
Series 2012-GC8, Class E, 5.00%, 09/10/45 (a),(c),(d)	6,296,926	4,999,099
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 4.60%, 04/10/46 (a),(c),(d)	2,824,000	2,648,368
Citigroup Commercial Mortgage Trust, Series 2016, Class P5, 3.00%, 10/10/49 (a),(c)	2,016,000	1,531,750
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class D, 3.25%, 12/10/49 (a),(c)	1,208,000	919,946
Colony American Homes, Series 2014-1A, Class E, 1 mo. USD LIBOR + 2.80%, 4.03%, 05/17/31 (a),(c),(d)	11,939,830	11,987,404
Colony Starwood Homes Trust, Series 2016-1A, Class E, 1 mo. USD LIBOR + 4.15%, 5.39%, 07/17/33 (a),(c),(d)	6,295,000	6,446,764
Commercial Mortgage Trust, Series 2006-CD3 SEQ, Class AJ, 5.69%, 10/15/48	24,293,000	11,941,103
Commercial Mortgage Trust, Series 2007-GG11, Class D, 6.48%, 12/10/49 (d)	4,627,000	4,560,311
Commercial Mortgage Trust, Series 2012-CR5, Class F, 4.47%, 12/10/45 (a),(b),(d)	12,489,160	9,252,529
Commercial Mortgage Trust, Series 2013-CR11, Class G, 4.27%, 08/10/50 (a),(c),(d)	21,428,233	6,938,149
Commercial Mortgage Trust,
Series 2013-CR8, Class D, 4.09%, 06/10/46 (a),(c),(d)	17,866,000	16,133,125
Series 2013-CR8, Class E, 4.00%, 06/10/46 (a),(b),(c),(d)	9,423,992	6,937,818
Series 2013-CR8, Class F, 4.00%, 06/10/46 (a),(d)	2,877,000	1,788,385
Commercial Mortgage Trust, Series 2013-LC13, Class D, 5.21%, 08/10/46 (a),(c),(d)	2,218,000	2,180,032
Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.91%, 02/10/47 (a),(c),(d)	1,012,000	942,935
Commercial Mortgage Trust, Series 2014-CR17, Class E, 4.96%, 05/10/47 (a),(c),(d)	8,387,000	6,327,535
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 1 mo. USD LIBOR + 3.65%, 4.88%, 08/15/31 (a),(c),(d)	16,445,000	15,166,987
Series 2014-FL5, Class KH2, 1 mo. USD LIBOR + 4.50%, 5.73%, 08/15/31 (a),(c),(d)	10,598,000	8,866,378
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	2,006,000	1,523,448
Commercial Mortgage Trust, Series 2014-UBS6, Class E, 4.61%, 12/10/47 (a),(c),(d)	9,693,000	7,015,453
Commercial Mortgage Trust,
Series 2015-CR23, Class CMD, 3.81%, 05/10/48 (a),(b),(d)	19,879,000	19,678,745
Series 2015-CR23, Class CME, 3.81%, 05/10/48 (a),(b),(d)	15,044,000	14,631,152
Commercial Mortgage Trust, Series 2015-CR24, Class D, 3.46%, 08/10/48 (c),(d)	6,434,000	5,075,440
Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.95%, 08/10/48 (c),(d)	1,243,000	999,561
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.64%, 10/10/48 (c),(d)	3,739,000	2,792,176
Commercial Mortgage Trust,
Series 2015-LC21, Class D, 4.45%, 07/10/48 (d)	1,409,000	1,171,336

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Series 2015-LC21, Class E, 3.25%, 07/10/48 (a)	$5,936,000	$3,484,216
Commercial Mortgage Trust, Series 2016-CD1, Class D, 2.91%, 08/10/49 (a),(c),(d)	1,456,000	1,108,447
Commercial Mortgage Trust, Series 2016-COR1, Class D, 3.54%, 10/10/49 (a),(b),(d)	9,479,000	7,216,936
Commercial Mortgage Trust, Series 2016-CR28, Class D, 4.05%, 02/10/49 (c),(d)	4,327,000	3,903,124
Commercial Mortgage Trust, Series 2016-DC2, Class D, 4.05%, 02/10/49 (a),(d)	877,000	656,656
Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.81%, 06/15/39 (d)	61,676	54,136
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class B, 6.27%, 09/15/39 (a),(d)	2,505,000	2,509,850
Credit Suisse European Mortgage Capital Ltd.,
Series 2015-1HWA, Class A, 3 mo. EURIBOR + 2.75%, 2.75%, 04/20/20 (a),(b),(d)	€107,207,794	125,980,356
Series 2015-1HWA, Class AX, 0.25%, 04/20/20 (a)	€107,207,794	504,935
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class G, 5.10%, 08/15/38 (a),(d)	$1,930,000	1,733,992
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39 (c)	6,696,054	5,697,226
Credit Suisse Mortgage Trust, Series 2015-CSMC, Class E, 1 mo. USD LIBOR + 4.15%, 5.38%, 03/15/28 (a),(b),(d)	26,859,000	26,879,131
Cress Ltd., Series 2008, Class F, 2.08%, 12/21/42 (d),(e),(f)	13,219,410	388,518
Federal Home Loan Mortgage Corp.,
Series 2017-DNA3, Class B1, 5.68%, 03/25/30 (d)	3,690,000	3,717,552
Series 2017-DNA3, Class M2, 3.73%, 03/25/30 (d)	2,399,000	2,409,815
Federal Home Loan Mortgage Corp.,
Series 2017-HQA2, Class B1, 1 mo. USD LIBOR + 4.75%, 5.99%, 12/25/29 (d)	3,055,000	2,952,568
Series 2017-HQA2, Class M2, 1 mo. USD LIBOR + 2.65%, 3.89%, 12/25/29 (d)	5,231,000	5,247,662
Federal National Mortgage Association, Series 2017-C02, Class 2B1, 1 mo. USD LIBOR + 5.50%, 6.74%, 09/25/29 (d)	1,605,000	1,648,597
Federal National Mortgage Association, Series 2017-C05, Class 1M2, 1 mo. USD LIBOR + 2.20%, 3.44%, 01/25/30 (d)	14,472,000	14,281,048
Federal National Mortgage Association,
Series 2017-C06, Class 1M2, 3.89%, 02/25/30 (d)	8,800,000	8,867,767
Series 2017-C06, Class 2B1, 5.69%, 02/25/30 (d)	4,382,000	4,148,702
FREMF Mortgage Trust, Series 2007-2A, Class C, 3 mo. USD LIBOR + .40%, 1.72%, 05/21/42 (a),(c),(d)	2,560,000	2,402,931
FREMF Mortgage Trust, Series 2015-K50, Class C, 3.91%, 10/25/48 (a),(c),(d)	2,660,000	2,549,450
FREMF Mortgage Trust, Series 2015-K51, Class C, 4.09%, 10/25/48 (a),(c),(d)	2,323,000	2,195,577
FREMF Mortgage Trust, Series 2016-K57, Class C, 4.05%, 08/25/49 (a),(c),(d)	2,853,000	2,711,031
FREMF Mortgage Trust, Series 2016-K58, Class C, 3.87%, 09/25/49 (a),(c),(d)	2,321,000	2,130,741
FREMF Mortgage Trust, Series 2016-KF16, Class B, 1 mo. USD LIBOR + 6.64%, 7.87%, 03/25/26 (a),(b),(d)	8,292,145	8,572,159
FREMF Mortgage Trust, Series 2016-KF25, Class B, 1 mo. USD LIBOR + 5.00%, 6.23%, 09/25/23 (a),(d)	11,166,041	11,698,174
FREMF Mortgage Trust, Series 2017-K67, Class C, 3.94%, 08/25/27 (a),(d)	1,116,000	1,016,401
FREMF Mortgage Trust, Series 2017-K727, Class C, 3.74%, 07/25/24 (a),(d)	408,000	386,401
FREMF Mortgage Trust, Series 2017-KF28, Class B, 1 mo. USD LIBOR + 4.00%, 5.23%, 01/25/24 (a),(c),(d)	5,322,341	5,467,510
GE Commercial Mortgage Corp., Series 2005-C4, Class AJ, 5.90%, 11/10/45 (d)	6,963,886	7,019,488
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AJ, 5.35%, 11/10/45 (d)	853,504	732,038
GS Mortgage Securities Trust, Series 2006-CC1, Class A, 5.60%, 03/21/46 (a),(d)	4,135,557	3,482,346
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (c)	2,297,000	734,770
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.95%, 08/10/45 (b),(d)	10,001,164	10,193,215
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 4.98%, 11/10/45 (a),(b),(d)	10,250,422	8,468,187
GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 1 mo. USD LIBOR + 5.95%, 7.18%, 07/15/31 (a),(b),(c),(d)	20,303,000	20,186,696
Home Partners of America Trust, Series 2017-1, Class E, 1 mo. USD LIBOR + 2.65%, 3.89%, 07/17/34 (a),(d)	1,050,000	1,061,609
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP1, Class G, 6.01%, 03/15/46 (a),(d)	1,982,967	2,026,215
Series 2005-LDP1, Class H, 6.01%, 03/15/46 (a),(d)	1,230,565	1,025,633
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 SEQ, Class AJ, 5.41%, 05/15/47 (c)	43,917,000	31,237,178
Series 2006-LDP9 SEQ, Class AM, 5.37%, 05/15/47 (c)	2,688,476	2,690,602
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.50%, 06/12/47 (b),(d)	16,362,846	13,521,914

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.46%, 01/15/49 (b),(d)	$2,830,223	$2,828,344
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class E, 3.25%, 04/15/46 (a),(c),(d)	4,728,280	3,377,699
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class D, 1 mo. USD LIBOR + 4.25%, 5.48%, 11/15/31 (a),(b),(d)	12,282,000	11,719,739
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 1 mo. USD LIBOR + 4.50%, 5.73%, 07/15/36 (a),(b),(d)	30,786,000	31,011,273
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-ATRM, Class E, 6.43%, 10/05/28 (a),(b)	16,400,000	16,650,476
Series 2016-ATRM, Class F, 7.29%, 10/05/28 (a),(b)	13,600,000	13,871,226
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class D, 3.95%, 08/15/49 (a),(c),(d)	5,934,000	4,962,667
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.62%, 08/15/49 (a),(c),(d)	1,413,000	1,159,581
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class D, 3.60%, 12/15/49 (a),(c),(d)	4,056,000	3,234,226
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class D, 5.05%, 01/15/47 (a),(c),(d)	5,168,000	4,828,061
Series 2013-C17, Class E, 3.87%, 01/15/47 (a),(c),(d)	4,949,000	3,484,172
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E, 4.77%, 08/15/48 (a),(d)	4,661,000	2,898,202
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.22%, 12/15/49 (a),(c),(d)	2,030,000	1,569,604
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class J, 6.68%, 08/15/36 (a),(d)	1,540,631	1,577,938
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (b)	6,902,906	5,331,886
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (a),(c),(d)	3,258,000	2,997,481
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.79%, 07/12/38 (c),(d)	1,714,374	1,701,076
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 6.01%, 06/12/50 (c),(d)	8,222,000	2,748,416
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJFL, 5.45%, 08/12/48 (a),(c),(d)	4,095,150	3,304,435
ML-CFC Commercial Mortgage Trust, Series 2007-5 SEQ, Class AJ, 5.45%, 08/12/48 (b),(d)	4,648,580	3,759,723
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(b)	9,036,444	7,387,936
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class F, 4.22%, 07/15/46 (a),(b),(d)	10,598,802	7,986,702
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class E, 4.92%, 10/15/46 (a),(b),(d)	6,233,532	5,069,553
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class F, 4.40%, 02/15/46 (a),(b),(d)	10,844,953	8,198,294
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class E, 4.27%, 05/15/46 (a),(c),(d)	5,516,000	4,365,056
Series 2013-C9, Class F, 4.27%, 05/15/46 (c),(d)	4,590,168	3,364,623
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 5.06%, 04/15/47 (a),(c),(d)	4,000,000	2,978,982
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class D, 6.05%, 04/12/49 (d)	4,181,000	4,177,635
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class B, 6.16%, 06/11/49 (a),(d)	1,020,000	963,244
Morgan Stanley Capital I Trust, Series 2016-UB11, Class D, 3.50%, 08/15/49 (a),(c),(d)	2,077,000	1,705,354
Morgan Stanley Capital I Trust, Series 2017-PRME, Class E, 1 mo. USD LIBOR + 4.50%, 5.73%, 02/15/34 (a),(b),(d)	13,101,000	13,206,143
Progress Residential Trust, Series 2016-SFR1, Class E, 1 mo. USD LIBOR + 3.85%, 5.08%, 09/17/33 (a),(c),(d)	4,766,000	4,913,616
Progress Residential Trust,
Series 2017-SFR1, Class E, 4.26%, 08/17/34 (a)	1,935,000	1,939,703
Series 2017-SFR1, Class F, 5.35%, 08/17/34 (a)	1,980,000	1,990,754
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 5.01%, 10/10/48 (a),(c),(d)	1,477,000	1,214,725
Taurus CMBS PLC, Series 2015-EU3, Class E, REG S, 3 mo. EURIBOR + 4.00%, 4.00%, 04/22/28 (c),(d)	€3,057,416	3,544,526
VNO Mortgage Trust, Series 2016-350P, Class E, 4.03%, 01/10/35 (a),(d)	$5,000,000	4,820,661
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ, 5.37%, 11/15/48 (b),(d)	2,393,882	2,391,382
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D, 4.27%, 05/15/48 (c),(d)	739,000	580,097
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class D, 4.37%, 06/15/48 (c),(d)	4,072,000	3,474,843
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class D, 3.14%, 12/15/59 (a),(c)	5,964,000	4,199,517

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class D, 4.82%, 12/15/46 (a),(c),(d)	$6,395,000	$5,849,149
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.80%, 11/15/47 (a),(c),(d)	1,803,000	1,353,270

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $876,405,135)		875,695,489

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0%
Commercial Mortgage Trust, Series 2010-C1, Class XWA, 2.14%, 07/10/46 (a),(d)	1,355,223	58,406

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $58,406)		58,406

MEZZANINE DEBT — 16.1%
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.61%, 07/05/33 (a),(c),(d)	20,204,000	19,696,112
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class MZ, 8.21%, 04/10/28 (a),(c)	102,500,000	110,639,986
Simply Self Storage, Mezzanine Loan, 1 mo. LIBOR, 6.25%, 09/06/21	19,710,000	19,849,941

TOTAL MEZZANINE DEBT (COST $142,836,566)		150,186,039

BANK LOAN — 0.4%
Casablanca US Holdings, Inc., 3 mo. LIBOR + 9.000%, 10.31%, 03/15/25	3,497,000	3,516,682

TOTAL BANK LOAN (COST $3,376,421)		3,516,682

HIGH YIELD BONDS & NOTES — 4.1%
CPUK Finance Ltd.,
4.25%, 02/28/47 (g)	£20,908,000	28,455,325
4.88%, 02/28/47 (g)	£2,614,000	3,557,646
Diamond Resorts, Inc., 7.75%, 09/01/23 (a),(c)	$5,985,000	6,433,875

TOTAL HIGH YIELD BONDS & NOTES (COST $36,281,326)		38,446,846

	Shares	Value
COMMON STOCK — 0.7%
Diversified Financials — 0.7%
TPG RE Finance Trust, Inc. (h)	347,900	6,877,983

TOTAL COMMON STOCK (COST $6,958,000)		6,877,983

TOTAL LONG-TERM INVESTMENTS (COST $1,065,915,854)		1,074,781,445

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.8%
MONEY MARKET FUND — 3.8%
JP Morgan Prime Money Market, Capital Class	$35,742,521	35,742,521

TOTAL SHORT-TERM INVESTMENTS (COST $35,742,521)		35,742,521

PURCHASED OPTIONS — 0.0%

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Put Options — 0.0%
SPDR S&P 500 ETF	235.00 USD	10/20/17	3,400	85,418,200	$986,000	$51,000	$(935,000)

Total Purchased Options Outstanding					$986,000	$51,000	$(935,000)

TOTAL INVESTMENTS IN SECURITIES— 118.9% (COST $1,102,644,375)							1,110,574,966

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
SECURITIES SOLD SHORT — (7.3)%
FOREIGN GOVERNMENT OBLIGATIONS — (2.5)%
United Kingdom Gilt, 0.50%, 07/22/22	£15,700,000	$(20,772,070)
United Kingdom Gilt, 2.00%, 09/07/25	£2,091,000	(2,985,158)

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (PROCEEDS $22,993,917)		(23,757,228)

U.S. TREASURY NOTES — (4.8)%
U.S. Treasury Notes, 1.25%, 03/31/21	$11,000,000	(10,820,391)
U.S. Treasury Notes, 1.25%, 10/31/21	35,000,000	(34,207,033)

TOTAL U.S. TREASURY NOTES (PROCEEDS $45,312,902)		(45,027,424)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $68,306,819)		(68,784,652)

Other Assets and Liabilities (i) — (11.6)%		(107,960,108)

Net Assets — 100.0%		$933,830,206

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(b)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2017.
(e)	Security is valued using significant unobservable inputs.
(f)	Security is valued using significant unobservable inputs.
(g)	Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(h)	Non-income producing.
(i)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at September 30, 2017

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Put Options Written
SPDR S&P 500 ETF	220.00 USD	10/20/17	2,040	51,250,920	$(246,167)	$(12,240)	$233,927

Total Options Written Outstanding					$(246,167)	$(12,240)	$233,927

Reverse Repurchase Agreements Outstanding at September 30, 2017

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.97%	08/21/17	11/21/17	$1,949,000	$1,955,592
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.02%	08/21/17	11/21/17	3,294,000	3,305,330
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.72%	08/21/17	11/21/17	7,369,000	7,391,828
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.72%	08/29/17	11/29/17	5,824,000	5,838,521
Royal Bank of Canada	2.42%	08/15/17	11/15/17	2,590,000	2,598,166
Royal Bank of Canada	2.57%	08/15/17	11/15/17	9,488,000	9,519,773

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	2.68%	07/24/17	01/24/18	5,468,000	5,496,098
Royal Bank of Canada	2.71%	07/24/17	01/24/18	2,059,000	2,069,679
Royal Bank of Canada	2.72%	08/15/17	11/15/17	9,860,000	9,894,950
Royal Bank of Canada	2.75%	08/16/17	02/16/18	10,661,000	10,698,462
Royal Bank of Canada	2.75%	09/01/17	03/01/18	9,292,000	9,313,320
Royal Bank of Canada	2.80%	09/29/17	03/29/18	23,910,000	23,913,725
Royal Bank of Canada	2.83%	06/16/17	12/15/17	5,388,000	5,433,257
Royal Bank of Canada	2.85%	09/01/17	03/01/18	10,378,000	10,402,677
Royal Bank of Canada	2.85%	09/14/17	03/14/18	4,378,000	4,383,901
Royal Bank of Canada	2.85%	09/14/17	03/14/18	5,341,000	5,348,199
Royal Bank of Canada	2.85%	09/14/17	03/14/18	3,117,000	3,121,202
Royal Bank of Canada	3.00%	01/25/17	01/24/18	11,309,000	11,543,366
Royal Bank of Canada	3.08%	05/19/17	05/18/18	7,629,000	7,717,198
Royal Bank of Canada	3.20%	01/13/17	01/12/18	18,870,000	19,308,179
Royal Bank of Canada	3.25%	03/06/17	03/05/18	17,592,000	17,923,740
Royal Bank of Canada	3.26%	02/16/17	02/15/18	12,274,000	12,526,142
Royal Bank of Canada	3.30%	03/10/17	03/09/18	10,903,000	11,107,961
Royal Bank of Canada	3.35%	03/06/17	03/05/18	12,029,000	12,262,820
Royal Bank of Canada	3.36%	03/21/17	03/21/18	9,027,000	9,190,603
Royal Bank of London	0.98%	09/21/17	03/21/18	65,076,106	64,528,788
Royal Bank of New York	2.67%	09/22/17	12/22/17	8,010,000	8,015,353
Royal Bank of New York	2.67%	09/22/17	12/22/17	5,508,000	5,511,681
Royal Bank of New York	2.86%	04/17/17	10/17/17	6,095,000	6,175,876
Royal Bank of New York	2.90%	04/20/17	10/20/17	3,714,000	3,763,027
Royal Bank of New York	3.13%	05/19/17	05/18/18	5,545,000	5,610,145
Royal Bank of New York	3.13%	05/19/17	05/18/18	5,706,000	5,773,036

Total Reverse Repurchase Agreements Outstanding				$319,653,106	$321,642,595

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2017

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	25,830,000	USD	30,594,344	Citibank, N.A.	01/31/18	$146,103
EUR	65,427,000	USD	77,913,743	Citibank, N.A.	04/30/18	365,961
EUR	2,419,584	USD	2,613,586	State Street Bank and Trust Company	10/05/17	246,432
GBP	1,568,000	USD	2,073,915	Citibank, N.A.	06/18/18	43,642
GBP	1,122,000	USD	1,510,885	Citibank, N.A.	06/18/18	4,357
GBP	13,339,000	USD	17,972,969	Citibank, N.A.	03/15/18	(8,623)
USD	79,801,312	EUR	65,427,000	Citibank, N.A.	04/30/18	1,521,608
USD	52,107,036	EUR	42,943,000	Citibank, N.A.	04/30/18	728,166
USD	11,658,669	EUR	9,817,000	Citibank, N.A.	03/21/18	(58,360)
USD	6,245,916	EUR	5,477,000	State Street Bank and Trust Company	10/05/17	(228,056)
USD	28,180,530	EUR	25,830,000	Citigroup Global Markets, Inc.	01/31/18	(2,559,917)
USD	10,802,469	GBP	8,363,310	Citibank, N.A.	06/18/18	(492,038)
USD	16,484,603	GBP	13,339,000	Citigroup Global Markets, Inc.	03/15/18	(1,479,743)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(1,770,468)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2017

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	(5.00)%	1M	05/11/63	Goldman Sachs & Co.	7,495,830 USD	$1,814,491	$1,535,690	$278,801
CMBX.NA.BB.7	(5.00)%	1M	01/17/47	Morgan Stanley Capital Services LLC	7,453,000 USD	1,448,615	1,459,939	(11,324)
CMBX.NA.BBB-.6	(3.00)%	1M	05/11/63	Merrill Lynch Capital Services, Inc.	4,813,000 USD	727,244	371,244	356,000
CMBX.NA.BBB-.7	(3.00)%	1M	01/17/47	Goldman Sachs & Co.	16,069,510 USD	1,770,860	1,310,069	460,791

Total OTC Credit Default Swaps on Index (Buy Protection)						$5,761,210	$4,676,942	$1,084,268

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2017

Reference Obligation	Rating	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AA.1	AA	0.25%	1M	10/12/52	Goldman Sachs & Co.	13,518,021 USD	$(2,328,592)	$(2,146,080)	$(182,512)
CMBX.NA.AA.4	AA	1.65%	1M	02/17/51	Goldman Sachs & Co.	7,795,018 USD	(3,466,639)	(3,448,226)	(18,413)
CMBX.NA.BB.6	BB	5.00%	1M	05/11/63	Merrill Lynch Capital Services, Inc.	5,136,610 USD	(1,243,402)	(540,435)	(702,967)
CMBX.NA.BB.6	BB	5.00%	1M	05/11/63	Morgan Stanley Capital Services LLC	2,359,220 USD	(571,089)	(243,206)	(327,883)
CMBX.NA.BB.7	BB	5.00%	1M	01/17/47	Citibank, N.A.	11,838,410 USD	(2,300,992)	(322,722)	(1,978,270)
CMBX.NA.BB.7	BB	5.00%	1M	01/17/47	Goldman Sachs & Co.	8,067,000 USD	(1,567,956)	(117,833)	(1,450,123)
CMBX.NA.BBB-.6	BBB	3.00%	1M	05/11/63	Morgan Stanley Capital Services LLC	4,813,000 USD	(727,244)	(384,773)	(342,471)
CMBX.NA.BBB-.7	BBB	3.00%	1M	01/17/47	Citibank, N.A.	8,611,510 USD	(948,988)	(339,570)	(609,418)
CMBX.NA.BBB-.7	BBB	3.00%	1M	01/17/47	Merrill Lynch Capital Services, Inc.	7,458,000 USD	(821,872)	(790,200)	(31,672)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(13,976,774)	$(8,333,045)	$(5,643,729)

(a)	The maximum potential amount the Consolidated Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swaps Outstanding at September 30, 2017

Reference Instrument	Termination Date	Payment Frequency	Counterparty	Financing Fee	Notional Amount	Unrealized Appreciation (Depreciation)
Americold LLC Trust	12/01/2022	1M	Citibank, N.A.	L + 1.60%(a)	2,321,247 USD	$22,568
Americold Realty Operating Partnership L.P.	12/01/2022	1M	Citibank, N.A.	L + 1.60%(a)	31,102,954 USD	924,452
Apple Leisure	12/29/2017	1M	Bank of America, N.A.	L + 1.50%(a)	10,000,000 USD	406,283
Apple Leisure	05/16/2018	1M	Citibank, N.A.	—	1,041,000 USD	(8,455)
Apple Leisure	05/16/2018	1M	Citibank, N.A.	—	2,109,000 USD	(6,583)
Casablanca US Holdings, Inc.	02/21/2024	1M	Citibank, N.A.	—	832,000 USD	(1,557)
Casablanca US Holdings, Inc.	03/31/2024	1M	Citibank, N.A.	—	2,575,500 USD	(24,137)
Casablanca US Holdings, Inc.	03/31/2024	1M	Citibank, N.A.	L + 1.60%(a)	43,021,810 USD	995,023
Diamond Resorts International, Inc.	09/04/2023	1M	Citibank, N.A.	L + 1.60%(a)	23,696,640 USD	682,209
Equinix, Inc.	01/05/2024	3M	Citibank, N.A.	E + 1.60%(b)	€25,700,850 EUR	94,874
Four Seasons Holdings, Inc.	11/30/2023	1M	Citibank, N.A.	L + 1.60%(c)	$11,549,842 USD	125,127
Parkdean TL	02/09/2024	1M	Citibank, N.A.	L + 1.60%(a)	£13,339,000 GBP	86,392
Quality Care Properties	11/01/2023	1M	Citibank, N.A.	L + 2.25%(a)	$5,222,000 USD	50,588
Quality Care Properties	10/31/2022	1M	Citibank, N.A.	L + 1.60%(a)	16,584,675 USD	395,586

Total OTC Total Return Swaps Outstanding						$3,742,370

(a)	L= 1 month LIBOR
(b)	E= 3 month EurIBOR
(c)	L= 3 month LIBOR

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2017

Consolidated Master Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.86%	3M/6M	10/08/23	Citibank, N.A.	75,000,000 USD	$507,335	$—	$507,335
Receives	Three-Month Libor	2.03%	3M/6M	05/20/21	Citibank, N.A.	100,000,000 USD	(985,196)	—	(985,196)
Receives	Three-Month Libor	2.19%	3M/6M	07/10/24	Citibank, N.A.	49,000,000 USD	(267,856)	—	(267,856)
Receives	Three-Month Libor	2.25%	3M/6M	07/10/25	Citibank, N.A.	55,000,000 USD	(355,968)	—	(355,968)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(1,101,685)	$—	$(1,101,685)

Abbreviation Legend:
1M	1 Month
3M	3 Month
REG S	Regulation-S
Currency Legend
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments

For the Period Ended September 30, 2017 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd., a wholly-owned subsidiary (the “Subsidiary”), organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The Master Fund consolidates the Subsidiary in accordance with the consolidation policy discussed in Note 2. The Master Fund and Subsidiary are herein referred to collectively as the “Consolidated Master Fund”.

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Funds supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Consolidated Master Fund.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Consolidated Master Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The Consolidated Master Fund is an investment company in accordance with Accounting Standards Codifications 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the Consolidated Schedule of Investments and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Consolidated Schedule of Investments is reasonable and prudent; however, actual results may differ from these estimates.

Consolidation

The Master Fund consolidates its investment in the Subsidiary. Accordingly, the Consolidated Schedule of Investments include the assets and liabilities and the results of operations of the Subsidiary listed above. All material intercompany balances have been eliminated.

Fair Value of Financial Instruments

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines the fair value as the price that Consolidated Master Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

Valuation techniques and availability of observable inputs can vary from investment to investment and are affected by a variety of factors including the type of investment and the characteristics specific to the investment and the state of the market place, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

•	Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. The Investment Manager, values its investments, in good faith, using valuation techniques applied on a consistent basis. The determination of fair value is based on the best available information in the circumstances and may incorporate the Investment Mangers’ own assumptions and involves significant degree of judgment, taking into consideration a combination of internal and external factors. Due to the inherent uncertainty of these estimates, the estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended September 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

The following table summarizes the Consolidated Master Fund’s assets and liabilities measured at fair value at September 30, 2017:

Asset Description:	Level 1	Level 2	Level 3	Total
Investment in Securities:
Commercial Mortgage-Backed Securities	$—	$875,306,971	$388,518	$875,695,489
Interest Only Commercial Mortgage-Backed Securities	—	58,406	—	58,406
Mezzanine Debt	—	150,186,039	—	150,186,039
Bank Loan	—	3,516,682	—	3,516,682
High Yield Bonds & Notes	—	38,446,846	—	38,446,846
Common Stock	6,877,983	—	—	6,877,983
Money Market Fund	35,742,521	—	—	35,742,521
Purchased Options	51,000	—	—	51,000
Total Investments in Securities	$42,671,504	$1,067,514,944	$388,518	$1,110,574,966
Forward Foreign Currency Exchange Contracts(a)	—	3,056,269	—	3,056,269
Credit Default Swap Contracts	—	5,761,210	—	5,761,210
Total Return Swap Contracts(a)	—	3,783,102	—	3,783,102
Interest Rate Swap Contracts	—	507,335	—	507,335
Cash	92,599,024	—	—	92,599,024
Restricted Cash Segregated with Counterparties	147,282,262	—	—	147,282,262
Total Assets	$282,552,790	$1,080,622,860	$388,518	$1,363,564,168

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Foreign Government Obligations	$—	$23,757,228	$—	$23,757,228
U.S. Treasury Notes	—	45,027,424	—	45,027,424
Total Securities Sold Short	$—	$68,784,652	$—	$68,784,652
Options Written	12,240			12,240
Reverse Repurchase Agreements	—	321,642,595	—	321,642,595
Forward Foreign Currency Exchange Contracts(a)	—	4,826,737	—	4,826,737
Credit Default Swap Contracts	—	13,976,774	—	13,976,774
Total Return Swap Contracts(a)		40,732		40,732
Interest Rate Swap Contracts	—	1,609,020	—	1,609,020
Total Liabilities	$12,240	$410,880,510	$—	$410,892,750

(a)	Represents unrealized appreciation (depreciation).

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2017.

The following table reconciles the beginning and ending balances of investments measured at fair value using Level 3 inputs:

Investments in Securities, at fair value

Commercial Mortgage- Backed Securities
Balance as of January 1, 2017	$20,822,168
Transfers In	—
Transfers Out	—
Purchases	—
Sales	(34,921,397)
Amortization	78,334
Net realized gain (loss)	18,970,749
Net change in unrealized appreciation	(4,561,336)

Balance as of September 30, 2017	$388,518

Net change in unrealized depreciation related to investments still held as of September 30, 2017	$(1,655,904)

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended September 30, 2017 (Unaudited)

Investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of September 30, 2017.

Investments in Securities, at fair value	Fair Value at September 30, 2017	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Commercial Mortgage-Backed Securities	$388,518	Recovery Analysis	Recovery Ratio	3%-4%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 4. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Fund

By:	/s/ Jonathan Pollack
Jonathan Pollack (Principal Executive Officer) Chief Executive Officer and President

November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Pollack
Jonathan Pollack (Principal Executive Officer) Chief Executive Officer and President

November 29, 2017

By:	/s/ Anthony F. Marone, Jr.
Anthony F. Marone, Jr. (Principal Financial and Accounting Officer) Chief Financial Officer and Treasurer

November 29, 2017